Document And Entity Information - USD ($)	Dec. 31, 2019	Mar. 12, 2020	Jun. 30, 2019
Document Information [Line Items]
Entity Registrant Name	WILSON BANK HOLDING COMPANY
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Document, Type	10-K
Document, Annual Report	true
Document, Period End Date	Dec. 31, 2019
Document, Transition Report	false
Entity, File Number	0-20402
Entity, Incorporation, State or Country Code	TN
Entity, Tax Identification Number	62-1497076
Entity, Address, Address Line One	623 West Main Street
Entity, Address, City or Town	Lebanon
Entity, Address, State or Province	TN
Entity, Address, Postal Zip Code	37087
City Area Code	615
Local Phone Number	444-2265
Title of 12(g) Security	Common Stock, $2.00 par value per share
No Trading Symbol Flag	true
Entity, Well-known Seasoned Issuer	No
Entity, Voluntary Filers	No
Entity, Current Reporting Status	Yes
Entity, Interactive Data, Current	Yes
Entity, Filer Category	Accelerated Filer
Entity, Small Business	false
Entity, Emerging Growth Company	false
Entity, Public Float			$ 532,621,138
Entity, Shell Company	false
Entity, Common Stock Shares, Outstanding		10,888,745
Amendment Flag	false
Entity Central Index Key	0000885275